Summary of Significant Accounting Policies - Schedule of Retrospective Basis of Adoption of ASU 2016-18 on the Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable	$ (51,990)	$ (3,031)	$ 37,062
Other assets and liabilities	(131,940)	(141,463)	(24,931)
Net cash provided by operating activities	29,626	663,388	338,054
Other	2,272	2,336	16,704
Net cash (used in) provided by investing activities	(511,537)	295,566	(339,441)
Net (decrease) increase in cash and cash equivalents, and restricted cash and cash equivalents	(793,456)	711,982	(313,526)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(197)	52,132	9,654
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	1,305,430	541,316	845,188
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period	511,777	1,305,430	541,316
Restricted cash and cash equivalents	261,108	248,012
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash and cash equivalents				$ 217,700
Accounting Standards Update 2016-18 | As previously presented
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable			(22,855)
Other assets and liabilities		(118,923)	(21,736)
Net cash provided by operating activities		685,928	281,332
Other		5,435	40,160
Net cash (used in) provided by investing activities		298,665	(315,985)
Net (decrease) increase in cash and cash equivalents, and restricted cash and cash equivalents		737,621	(346,792)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents		25,703	13,402
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	1,057,418	294,094	627,484
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period		1,057,418	294,094
Accounting Standards Update 2016-18 | Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable			59,917
Other assets and liabilities		(22,540)	(3,195)
Net cash provided by operating activities		(22,540)	56,722
Other		(3,099)	(23,456)
Net cash (used in) provided by investing activities		(3,099)	(23,456)
Net (decrease) increase in cash and cash equivalents, and restricted cash and cash equivalents		(25,639)	33,266
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents		26,429	(3,748)
Cash and cash equivalents, and restricted cash and cash equivalents at the end of the period	$ 248,012	247,222	217,704
Cash and cash equivalents, and restricted cash and cash equivalents at the beginning of the period		$ 248,012	$ 247,222
Restricted cash and cash equivalents				$ 48,600